Stockholders' Equity (narrative) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 6% Cumulative Preferred Stock [Member]	Mar. 31, 2013 6% Cumulative Preferred Stock [Member]	Mar. 31, 2012 6% Cumulative Preferred Stock [Member]	Mar. 31, 2014 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2012 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 10% Series A Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 10% Series B Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 Participating Preferred Stock [Member]	Mar. 31, 2013 Participating Preferred Stock [Member]	Mar. 31, 2012 Participating Preferred Stock [Member]	Mar. 31, 2014 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2013 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2012 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2012 2006 Series Participating Preferred Stock [Member]	Mar. 31, 2014 2006 Series Participating Preferred Stock [Member]	Mar. 31, 2014 Class A Preferred Stock [Member]	Aug. 30, 2012 Common Class A Member	Mar. 31, 2014 Common Class A Member	Mar. 31, 2014 Common Class B Member	Mar. 31, 2014 Treasury Stock [Member]
Preferred Stock, Dividend Rate, Percentage		6.00%			10.00%			10.00%
Preferred Stock Liquidation Preference										$ 12			$ 15.50
Preferred Stock, Par or Stated Value Per Share		$ 0.25			$ 0.025					$ 0.025			$ 0.025					$ 0.025
Stated Value Per Share										$ 11.931
Share For Share Conversion Number								20	30
Common Stock Voting Right Per Share																				$ 0.05
Preferred Stock, Shares Authorized		200,000			1,400,000					90,901			257,790
Preferred Stock, Shares Outstanding		200,000	200,000	200,000	807,240	807,240	807,240	407,240	400,000	90,901	91,962	97,870	257,790	262,790	312,790
Stock Conversions										1,061			5,000			1,025,220
Cash dividends paid on preferred stock	$ 23,000	$ 3,000								$ 20,000
Treasury Stock, Value, Acquired, Cost Method																			25,900,000	700,000		4,000,000
Treasury Stock Shares Acquired																			864,334	20,186		150,710
Stock Issued For Bonus Program Shares																					108
Price Per Share													$ 16.60				$ 24.385
Preferred Stock Shares Issued													967,742				1,025,220
401 (k) match shares																						66,756
401 (k) match stock amount	$ 2,000,000																					$ 2,000,000